Related Party Transactions and Balances (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Related Party Transactions and Balances [Line Items]
Maturity date	Aug. 24, 2023
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Interest-free loan | ¥			¥ 1,300,000
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Interest-free loan | $		$ 182,751